Risk and Capital Management - Credit Risk Exposure (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of credit risk exposure [line items]
Financial Assets	R$ 1,330,728	R$ 1,231,414
At Amortized Cost	994,759	905,729	R$ 902,289
Interbank deposits	26,420	29,048	22,688
Securities purchased under agreements to resell	280,136	244,707	265,050
Securities	110,395	111,424
Loan operations and lease operations	536,091	497,719	494,851
Other financial assets	75,090	59,568	53,895
(-) Provision for Expected Loss	(33,373)	(36,737)
At Fair Value Through Other Comprehensive Income	49,323	52,149	40,039
Securities	49,323	52,149
At Fair Value Through Profit or Loss	286,646	273,536
Securities	263,180	250,693
Derivatives	23,466	22,843
Financial liabilities - provision for expected loss	3,792	4,922
Loan Commitments	2,601	3,015	R$ 2,761
Financial Guarantees	1,191	1,907
Off balance sheet	349,695	323,829
Credit risk exposure	1,676,631	1,550,321
Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	66,105	70,489
Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	10,747	9,214
Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	272,843	244,126
Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	3,403	3,218
Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	110,454	93,284
Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	123,823	111,875
Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	35,163	35,749
Brazil [Member]
Disclosure of credit risk exposure [line items]
Financial Assets	1,027,193	967,703
At Amortized Cost	756,993	702,672
Interbank deposits	6,239	6,367
Securities purchased under agreements to resell	279,353	243,917
Securities	90,234	101,365
Loan operations and lease operations	345,501	327,501
Other financial assets	61,875	53,787
(-) Provision for Expected Loss	(26,209)	(30,265)
At Fair Value Through Other Comprehensive Income	9,089	14,722
Securities	9,089	14,722
At Fair Value Through Profit or Loss	261,111	250,309
Securities	252,819	238,200
Derivatives	8,292	12,109
Financial liabilities - provision for expected loss	3,355	4,513
Loan Commitments	2,289	2,681
Financial Guarantees	1,066	1,832
Off balance sheet	300,522	280,032
Credit risk exposure	1,324,360	1,243,222
Brazil [Member] | Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	53,443	60,062
Brazil [Member] | Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	10,747	9,214
Brazil [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	236,332	210,756
Brazil [Member] | Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	3,403	3,218
Brazil [Member] | Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	110,454	93,284
Brazil [Member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	120,862	109,196
Brazil [Member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	1,613	5,058
Foreign [member]
Disclosure of credit risk exposure [line items]
Financial Assets	303,535	263,711
At Amortized Cost	237,766	203,057
Interbank deposits	20,181	22,681
Securities purchased under agreements to resell	783	790
Securities	20,161	10,059
Loan operations and lease operations	190,590	170,218
Other financial assets	13,215	5,781
(-) Provision for Expected Loss	(7,164)	(6,472)
At Fair Value Through Other Comprehensive Income	40,234	37,427
Securities	40,234	37,427
At Fair Value Through Profit or Loss	25,535	23,227
Securities	10,361	12,493
Derivatives	15,174	10,734
Financial liabilities - provision for expected loss	437	409
Loan Commitments	312	334
Financial Guarantees	125	75
Off balance sheet	49,173	43,797
Credit risk exposure	352,271	307,099
Foreign [member] | Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	12,662	10,427
Foreign [member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	36,511	33,370
Foreign [member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	2,961	2,679
Foreign [member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	R$ 33,550	R$ 30,691